POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ADDITIONAL INFORMATION (DETAILS) (USD $)	12 Months Ended									12 Months Ended						12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Defined Contribution Pension	Jun. 30, 2010 Defined Contribution Pension	Jun. 30, 2009 Defined Contribution Pension	Jun. 30, 2011 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 1989 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 2011 Other Retiree Benefits		Jun. 30, 2010 Other Retiree Benefits		Jun. 30, 2011 Other Retiree Benefits Series B Preferred Stock	Jun. 30, 1991 Other Retiree Benefits Series B Preferred Stock	Jun. 30, 2011 Equity Securities	Jun. 30, 2011 Bonds	Jun. 30, 2011 Treasury Stock
Total global defined contribution expense		$ 347,000,000	$ 344,000,000	$ 364,000,000
Contribution rate as an approximate percentage of total participants' annual wages and salaries					15.00%	15.00%	15.00%
Accumulated benefit obligation for defined benefit retirement pension plans		10,436,000,000	9,708,000,000
Expected long-term rates of return for plan assets, minimum																8.00%	5.00%
Expected long-term rates of return for plan assets, maximum																9.00%	6.00%
Expected long-term rates of return for plan assets										9.20%	[1]	9.10%	[1]					9.50%
Estimate of cash requirements for the defined benefit retirement plans	391,000,000
Estimate of cash requirements for other retiree benefit plans	25,000,000
Defined benefit retirement plans, expected benefit payments from the Company directly to participants of unfunded plans	146,000,000
Defined benefit retirement plans, expected contributions to funded plans	245,000,000
ESOP borrowings to purchase ESOP Convertible Class A Preferred Stock									1,000,000,000						1,000,000,000
ESOP debt								$ 144,000,000						$ 405,000,000
DIVIDENDS PER COMMON SHARE		$ 1.97	$ 1.80	$ 1.64
Dividend per share								$ 1.97						$ 1.97
Liquidation value per share								$ 6.82						$ 12.96

[1]	Determined as of beginning of year and adjusted for acquisitions.